Financing Receivable, Net - Schedule of Financing Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term:
Short-term financing receivables	¥ 4,693,817		¥ 3,933,553
Accrued interest receivable	77,022		69,041
Allowance for credit losses	(102,124)		(58,594)
Total short-term financing receivables, net	4,668,715	$ 639,611	3,944,000
Long-term:
Long-term financing receivables	114,247		203,601
Allowance for credit losses	(1,820)		(3,087)
Total long-term financing receivables, net	¥ 112,427	$ 15,402	¥ 200,514